Segmental information (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of segmental information for the consolidated income statement - continuing operations	(a) Segmental information for the consolidated income statement

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	Corporate and other	Total
2026	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Sales	7,991	8,582	5,708	2,797	2,522	162	27,762
Net sales	7,249	5,097	3,333	2,160	1,642	162	19,643
Cost of sales	(2,671)	(1,989)	(1,476)	(881)	(867)	(47)	(7,931)
Marketing	(1,367)	(773)	(524)	(325)	(173)	(21)	(3,183)
Other operating items	(610)	(723)	(487)	(367)	(246)	(413)	(2,846)
Operating profit before exceptional items	2,601	1,612	846	587	356	(319)	5,683
Exceptional operating items(1)							(2,527)
Operating profit							3,156
Non-operating items							6
Net finance charges							(816)
Share of after-tax results of associates and joint ventures							218
Profit before taxation							2,564

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	Corporate and other	Total
2025	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Sales	8,636	8,037	6,082	2,390	2,684	135	27,964
Net sales	7,973	4,821	3,635	1,847	1,834	135	20,245
Cost of sales	(2,734)	(1,866)	(1,581)	(704)	(1,077)	(35)	(7,997)
Marketing	(1,616)	(898)	(630)	(304)	(192)	(22)	(3,662)
Other operating items	(570)	(755)	(494)	(311)	(282)	(470)	(2,882)
Operating profit before exceptional items	3,053	1,302	930	528	283	(392)	5,704
Exceptional operating items(1)							(1,369)
Operating profit							4,335
Non-operating items							(220)
Net finance charges							(771)
Share of after-tax results of associates and joint ventures							193
Profit before taxation							3,537

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	Corporate and other	Total
2024	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Sales	8,514	8,024	6,320	2,432	2,478	123	27,891
Net sales	7,908	4,804	3,817	1,839	1,778	123	20,269
Cost of sales	(2,559)	(1,890)	(1,606)	(728)	(1,195)	(36)	(8,014)
Marketing	(1,627)	(873)	(651)	(306)	(205)	(29)	(3,691)
Other operating items	(486)	(662)	(497)	(303)	(247)	(424)	(2,619)
Operating profit before exceptional items	3,236	1,379	1,063	502	131	(366)	5,945
Exceptional operating items(1)							56
Operating profit							6,001
Non-operating items							(70)
Net finance charges							(885)
Share of after-tax results of associates and joint ventures							414
Profit before taxation							5,460
(1)For definition and details of exceptional items, see pages 153-155.
The group’s net finance charges are managed centrally and are not attributable to individual operating segments.
Approximately 37% of annual net sales occurred in the last four months of calendar year 2025.

Schedule of other segmental information	(b) Other segmental information

	North America $ million	Europe $ million	Asia Pacific $ million	Latin America and Caribbean $ million	Africa $ million	Corporate and other(1) $ million	Total operating segments $ million
2026
Purchase of property, plant and equipment and computer software	250	429	95	2	50	371	1,197
Depreciation and intangible asset amortisation	(176)	(319)	(119)	(39)	(75)	(17)	(745)
Impairment of associates and joint ventures	(4)	—	—	—	—	—	(4)
Exceptional accelerated depreciation and impairment of tangible assets	(213)	(35)	(4)	(100)	—	—	(352)
Exceptional impairment of intangible assets	(91)	(1,163)	—	(60)	—	—	(1,314)
Exceptional impairment of associates and joint ventures	(19)	(7)	(39)	—	—	—	(65)
2025
Purchase of property, plant and equipment and computer software	435	423	79	5	88	582	1,612
Depreciation and intangible asset amortisation	(186)	(272)	(135)	(38)	(101)	(16)	(748)
Exceptional accelerated depreciation and impairment of tangible assets	(66)	(96)	(9)	(3)	—	—	(174)
Exceptional impairment of intangible assets	(365)	(51)	—	—	—	—	(416)
Exceptional impairment of associates and joint ventures	(215)	(142)	(23)	—	—	—	(380)
2024
Purchase of property, plant and equipment and computer software	305	338	154	6	83	624	1,510
Depreciation and intangible asset amortisation	(161)	(265)	(111)	(33)	(94)	(13)	(677)
Impairment of intangible assets	—	—	—	(1)	—	—	(1)
Exceptional accelerated depreciation and impairment of tangible assets	(33)	(5)	(8)	—	—	—	(46)
Exceptional impairment of intangible assets	(54)	(96)	379	—	—	—	229
(1)Purchase of property, plant and equipment and computer software in respect of SC&P are included in the Corporate and other operating segment.

Disclosure Of Category And Geographical Analysis Explanatory1	(c) Category and geographical analysis

	Category analysis					Geographic analysis
	Spirits $ million	Beer $ million	Ready-to-drink $ million	Other $ million	Total $ million	United States $ million	India $ million	Great Britain $ million	Rest of World $ million	Total $ million
2026
Sales(1)	21,805	4,554	1,113	290	27,762	7,408	3,213	3,158	13,983	27,762
Non-current assets(2), (3)						7,355	1,945	4,065	14,576	27,941
2025
Sales(1)	22,166	4,493	989	316	27,964	8,138	3,233	2,989	13,604	27,964
Non-current assets(2), (3)						7,467	2,173	4,505	15,758	29,903
2024
Sales(1)	22,406	4,107	949	429	27,891	8,041	3,247	2,849	13,754	27,891
Non-current assets(2), (3)						7,642	2,207	3,969	14,868	28,686
(1)The geographical analysis of sales is based on the location of third-party customers.
(2)The geographical analysis of non-current assets is based on the geographical location of the assets and comprises intangible assets, property, plant and equipment, biological assets, investments in associates and joint ventures, other investments and non-current other receivables.
(3)The management information provided to the chief operating decision-maker does not include an analysis of assets and liabilities by category and therefore is not disclosed.